Other income and expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other operating income	$ 125,660,284	$ 517,637,711	$ 243,541,206
Interest Earned From Customer [Member]
IfrsStatementLineItems [Line Items]
Other operating income	31,962,398	72,709,065	45,109,576
Receivables And Payable Foreign Exchange Difference [Member]
IfrsStatementLineItems [Line Items]
Other operating income	58,377,287	415,176,118	185,272,874
Income From Growth And Revaluation Of Biological Assets [Member]
IfrsStatementLineItems [Line Items]
Other operating income	21,749,076	27,566,521
Insurances [Member]
IfrsStatementLineItems [Line Items]
Other operating income	9,585,957		9,090,808
Trade Discount [Member]
IfrsStatementLineItems [Line Items]
Other operating income	3,967,962
Recoveryrelatedtodiscountoftaxcredits [Member]
IfrsStatementLineItems [Line Items]
Other operating income			1,782,478
Incomefromsaleofpropertyplantandequipment [Member]
IfrsStatementLineItems [Line Items]
Other operating income			134,915
Netrecoveryrelatedtotheprovisionforlawsuitsandclaims [Member]
IfrsStatementLineItems [Line Items]
Other operating income			418,557
Netrecoveryrelatedtotheallowancefordoubtfulaccounts [Member]
IfrsStatementLineItems [Line Items]
Other operating income			3,769
Other [Member]
IfrsStatementLineItems [Line Items]
Other operating income	$ 17,604	$ 2,186,007	$ 1,728,229